Equity (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash dividends on ordinary shares declared and paid
Dividend for 2018: S/0.38000 per share (2017: S/0.35000 per share, 2016: S/0.28500 per share)	S/ 161,396	S/ 149,837	S/ 155,236
Dividend declared and paid per shares	S/ 0.38000	S/ 0.35000	S/ 0.28500